COMMITMENTS AND CONTINGENCIES (Detail Textuals)	1 Months Ended	3 Months Ended
	Nov. 30, 2017 HKD	Dec. 31, 2017 USD ($)	Dec. 31, 2017 HKD
Commitments and Contingencies Disclosure [Abstract]
Rent expense on office space	HKD 19,500	$ 2,520
Lease term of office space	2 years
Security Deposit		$ 4,992	HKD 39,000